Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 475	$ 589
Work in process and raw materials	1,812	2,007
Total inventories	$ 2,287	$ 2,595